Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Finished goods	$ 71,499	$ 76,987	$ 83,904
Work in process	455	352	90
Raw materials	2,654	2,583	3,136
Packaging and supplies	1,608	3,560	1,490
Total	$ 76,216	$ 83,482	$ 88,620